Retirement Benefit Plans - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of Defined Retirement Plans
Percentage of monthly salaries and wages contributed to employees' individual pension accounts	6.00%
Top of range [Member]
Disclosure of Defined Retirement Plans
Defined benefit plan contribution, percentage	15.00%